DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Schedule of derivatives instruments
	R$ thousands
	On December 31, 2023					On December 31, 2022
	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value
Futures contracts
Purchase commitments:	164,372,715	-	-	-	-	114,376,165		-	-	-
- Interbank market	132,161,908	-	-	-	-	89,694,759	-	-	-	-
- Foreign currency	14,481,278	-	-	-	-	13,512,369	-	-	-	-
- Other	17,729,529	10,106,786	-	-	-	11,169,037	3,622,411	-	-	-
Sale commitments:	220,715,317		-	-	-	207,516,974		-	-	-
- Interbank market (1)	163,879,990	31,718,082	-	-	-	157,246,540	67,551,781	-	-	-
- Foreign currency (2)	49,212,584	34,731,306	-	-	-	42,723,808	29,211,439	-	-	-
- Other	7,622,743	-	-	-	-	7,546,626	-	-	-	-

Option contracts
Purchase commitments:	1,030,322,549		3,175,395	257,087	3,432,482	279,394,344		1,793,886	176,424	1,970,310
- Interbank market	928,351,318	9,300,669	2,354,374	-	2,354,374	257,221,828	8,445,913	1,132,138	(119)	1,132,019
- Foreign currency	4,580,443	6,539	77,305	20,244	97,549	6,590,716	-	75,499	(16,251)	59,248
- Other	97,390,788	-	743,716	236,843	980,559	15,581,800	356,823	586,249	192,794	779,043
Sale commitments:	1,022,551,043		(2,071,414)	(165,205)	(2,236,619)	270,847,005		(1,100,416)	259,216	(841,200)
- Interbank market	919,050,649	-	(719,366)	-	(719,366)	248,775,915	-	(122,879)	-	(122,879)
- Foreign currency	4,573,904	-	(68,382)	47,472	(20,910)	6,846,113	255,397	(85,634)	48,655	(36,979)
- Other	98,926,490	1,535,702	(1,283,666)	(212,677)	(1,496,343)	15,224,977	-	(891,903)	210,561	(681,342)

Forward contracts
Purchase commitments:	34,113,304		(855,134)	(3,953)	(859,087)	30,418,892		(775,900)	(2,423)	(778,323)
- Foreign currency	33,043,985	8,345,257	(849,505)	(551)	(850,056)	30,224,123	5,541,862	(773,873)	-	(773,873)
- Other	1,069,319	-	(5,629)	(3,402)	(9,031)	194,769	-	(2,027)	(2,423)	(4,450)
Sale commitments:	28,256,407		772,080	(8,496)	763,584	28,105,417		942,362	(21,228)	921,134
- Foreign currency (2)	24,698,728	-	449,969	-	449,969	24,682,261	-	340,407	-	340,407
- Other	3,557,679	2,488,360	322,111	(8,496)	313,615	3,423,156	3,228,387	601,955	(21,228)	580,727

Swap contracts
Assets (long position):	786,364,992		6,973,332	828,588	7,801,920	568,304,026		8,554,392	2,122,139	10,676,531
- Interbank market	45,590,283	13,012,809	1,799,507	1,093,110	2,892,617	39,592,088	434,157	989,603	2,501,866	3,491,469
- Fixed rate	541,219,843	102,880,024	1,389,077	(5,992)	1,383,085	157,051,442	71,837,047	751,565	(198,742)	552,823

	R$ thousands
	On December 31, 2023					On December 31, 2022
	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value
- Foreign currency	194,344,754	-	2,960,898	(345,557)	2,615,341	82,003,795	-	4,659,421	(122,999)	4,536,422
- IGPM (General Index of market pricing)	87,639	-	74,582	3,334	77,916	223,031	-	240,773	(6,196)	234,577
- Other	5,122,473	-	749,268	83,693	832,961	289,433,670	124,511,759	1,913,030	(51,790)	1,861,240
Liabilities (short position):	783,299,290		(8,124,013)	(907,138)	(9,031,151)	446,365,683		(8,010,692)	(1,020,588)	(9,031,280)
- Interbank market	32,577,474	-	(1,721,999)	(1,190,305)	(2,912,304)	39,157,931	-	(1,244,424)	(1,045,548)	(2,289,972)
- Fixed rate	438,339,819	-	(1,734,296)	(614,622)	(2,348,918)	85,214,395	-	(688,110)	(105,390)	(793,500)
- Foreign currency	284,842,617	90,497,863	(2,985,854)	(109,307)	(3,095,161)	156,724,798	74,721,003	(4,335,358)	18,852	(4,316,506)
- IGPM (General Index of market pricing)	190,560	102,921	(238,476)	(13,896)	(252,372)	346,648	123,617	(444,055)	8,095	(435,960)
- Other	27,348,820	22,226,347	(1,443,388)	1,020,992	(422,396)	164,921,911	-	(1,298,745)	103,403	(1,195,342)
Total	4,069,995,617		(129,754)	883	(128,871)	1,945,328,506		1,403,632	1,513,540	2,917,172

Derivatives include operations maturing in D+1 (day after reporting date).

(1)	Includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$102,934,940 thousand (December 31, 2022 – R$107,396,399 thousand); and (ii) accounting cash flow hedges to protect DI-indexed (Interbank Deposit Rate) investments totaling R$44,821,117 thousand (December 31, 2022 – R$50,673,213 thousand);
(2)	Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad total R$31,320,736 thousand (December 31, 2022 – R$31,912,812 thousand); and
(3)	Reflects the net notional value of derivatives of the same type with the same underlying risk.

Schedule of credit default swap
	R$ thousands
	On December 31, 2023	On December 31, 2022
Risk received in credit swaps - Notional	2,044,989	2,585,136
- Debt securities issued by companies	637,962	755,184
- Brazilian government bonds	808,158	1,184,523
- Foreign government bonds	598,869	645,429
Risk transferred in credit swaps - Notional	(1,297,469)	(1,476,609)
- Brazilian government bonds	(706,830)	(840,050)
- Foreign government bonds	(590,639)	(636,559)
Total net credit risk value	747,520	1,108,527

Schedule of cash flow hedge
Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	44,821,117	45,285,081	138,891	76,390
Hedge of interest payments on funding (1)	102,934,940	103,287,896	(779,599)	(428,779)
Total on December 31, 2023	147,756,057	148,572,977	(640,708)	(352,389)

Hedge of interest receipts from investments in securities (1)	50,673,213	51,166,688	(1,369,973)	(753,485)
Hedge of interest payments on funding (1)	107,396,399	106,600,111	551,838	303,511
Total on December 31, 2022	158,069,612	157,766,799	(818,135)	(449,974)

(1) Refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with the maturity dates until 2027, making the cash flow fixed.

Schedule of hedge of investments abroad
Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	4,477,297	4,149,708	(702,728)	(368,528)
Total on December 31, 2023	4,477,297	4,149,708	(702,728)	(368,528)

Hedge of exchange variation on future cash flows (1)	2,973,652	2,970,793	(696,930)	(365,488)
Total on December 31, 2022	2,973,652	2,970,793	(696,930)	(365,488)

(1) For subsidiaries with functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the objective of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).

Schedule of financial assets and liabilities subject to net settlement
	R$ thousands
	On December 31, 2023			On December 31, 2022
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	186,599,349	-	186,599,349	109,054,313	-	109,054,313
Derivative financial instruments	15,413,349	-	15,413,349	16,258,496	-	16,258,496

Financial liabilities
Securities sold under agreements to repurchase	169,570,218	-	169,570,218	81,778,223	-	81,778,223
Derivative financial instruments	15,542,220	-	15,542,220	13,341,324	-	13,341,324